Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Equity at beginning of period at Sep. 30, 2022	$ 7,272,724	$ 5,425,005	$ 39,746	$ 1,493,169	$ 314,804
Net earnings	1,631,249	1,631,249
Other comprehensive income	119,229		119,229
Comprehensive income	1,750,478	1,631,249	119,229
Share-based payment costs	58,214				58,214
Income tax impact associated with share-based payments	14,423				14,423
Exercise of stock options	88,316			106,051	(17,735)
Exercise of performance share units	(13,879)	(2,885)		13,680	(24,674)
Purchase for cancellation of Class A subordinate voting shares, net of tax	(786,906)	(725,538)		(61,368)
Unrealized commitment to purchase Class A subordinate voting shares	1,379	1,276		103
Purchase of Class A subordinate voting shares held in trusts	(74,455)			(74,455)
Equity at end of period at Sep. 30, 2023	8,310,294	6,329,107	158,975	1,477,180	345,032
Net earnings	1,692,715	1,692,715
Other comprehensive income	292,278		292,278
Comprehensive income	1,984,993	1,692,715	292,278
Share-based payment costs	67,840				67,840
Income tax impact associated with share-based payments	9,735				9,735
Exercise of stock options	76,535			91,800	(15,265)
Exercise of performance share units	(15,407)	823		14,078	(30,308)
Purchase for cancellation of Class A subordinate voting shares, net of tax	(939,153)	(893,275)		(45,878)
Purchase of Class A subordinate voting shares held in trusts	(66,847)			(66,847)
Equity at end of period at Sep. 30, 2024	$ 9,427,990	$ 7,129,370	$ 451,253	$ 1,470,333	$ 377,034